UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21460
Pioneer Series Trust II
(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109
(Address of principal executive offices) (ZIP code)
Christopher J. Kelley, Amundi Asset Management, Inc.,
60 State Street, Boston, MA 02109
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 742-7825
Date of fiscal year end:
December 31, 2024
Date of reporting period:
June 30, 2024
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Pioneer AMT-Free Municipal Fund
Class A / PBMFX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Pioneer AMT-Free Municipal Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.79%^
^	Annualized
KEY FUND STATISTICS
(as of June 30, 2024)
Fund net assets	$827,593,373%
Total number of portfolio holdings	196^^
Portfolio turnover rate	32%
^^	Short-term investments and derivative contracts other than purchased options are not included.
STATE DIVERSIFICATION
(as of June 30, 2024)*
Massachusetts	13.4%
New York	10.8%
Florida	10.5%
Texas	8.9%
California	6.9%
Virginia	6.9%
Pennsylvania	5.0%
Ohio	4.1%
Washington	2.6%
Oregon	2.3%
Other States	28.6%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.  There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
This is a summary of certain planned changes to the Fund.  For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.
Changes in and Disagreements with Accountants
On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Fund. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through March 25, 2024.
On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Fund for fiscal periods ending after March 25, 2024.
Availability of Additional Information
You can find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1‑800‑225‑6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
33872-00-A-0824

Pioneer AMT-Free Municipal Fund
Class C / MNBCX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Pioneer AMT-Free Municipal Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$76	1.53%^
^	Annualized
KEY FUND STATISTICS
(as of June 30, 2024)
Fund net assets	$827,593,373%
Total number of portfolio holdings	196^^
Portfolio turnover rate	32%
^^	Short-term investments and derivative contracts other than purchased options are not included.
STATE DIVERSIFICATION
(as of June 30, 2024)*
Massachusetts	13.4%
New York	10.8%
Florida	10.5%
Texas	8.9%
California	6.9%
Virginia	6.9%
Pennsylvania	5.0%
Ohio	4.1%
Washington	2.6%
Oregon	2.3%
Other States	28.6%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.  There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
This is a summary of certain planned changes to the Fund.  For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.
Changes in and Disagreements with Accountants
On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Fund. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through March 25, 2024.
On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Fund for fiscal periods ending after March 25, 2024.
Availability of Additional Information
You can find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1‑800‑225‑6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
33873-00-C-0824

Pioneer AMT-Free Municipal Fund
Class Y / PBYMX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Pioneer AMT-Free Municipal Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$24	0.49%^
^	Annualized
KEY FUND STATISTICS
(as of June 30, 2024)
Fund net assets	$827,593,373%
Total number of portfolio holdings	196^^
Portfolio turnover rate	32%
^^	Short-term investments and derivative contracts other than purchased options are not included.
STATE DIVERSIFICATION
(as of June 30, 2024)*
Massachusetts	13.4%
New York	10.8%
Florida	10.5%
Texas	8.9%
California	6.9%
Virginia	6.9%
Pennsylvania	5.0%
Ohio	4.1%
Washington	2.6%
Oregon	2.3%
Other States	28.6%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.  There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
This is a summary of certain planned changes to the Fund.  For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.
Changes in and Disagreements with Accountants
On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Fund. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through March 25, 2024.
On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Fund for fiscal periods ending after March 25, 2024.
Availability of Additional Information
You can find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1‑800‑225‑6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
33874-00-Y-0824

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 19(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant’s Internet address and such intention.

Not applicable.

(f) The registrant must:

(1) File with the Commission, pursuant to Item 19(a)(1), a copy of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

(2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

(3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made. See Item 19(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s Board of Trustees has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the Board of Trustees, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Mr. Fred J. Ricciardi, an independent Trustee, is such an audit committee financial expert.

(3) If the registrant provides the disclosure required by paragraph (a)(1) (ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

PIONEER FUNDS

APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES

PROVIDED BY THE INDEPENDENT AUDITOR

SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Amundi Asset Management US, Inc., the audit committee and the independent auditors.

The Funds recognize that a Fund’s independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund’s independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund’s independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

SECTION II - POLICY

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
I. AUDIT SERVICES	Services that are directly related to performing the independent audit of the Funds

•  Accounting research assistance

•  SEC consultation, registration statements, and reporting

•  Tax accrual related matters

•  Implementation of new accounting standards

•  Compliance letters (e.g. rating agency letters)

•  Regulatory reviews and assistance regarding financial matters

•  Semi-annual reviews (if requested)

•  Comfort letters for closed end offerings

II. AUDIT-RELATED SERVICES

Services which are not prohibited under Rule

210.2-01(C)(4) (the “Rule”) and are related extensions of the audit services support the audit, or use the knowledge/expertise gained from the audit procedures as a foundation to complete the project. In most cases, if the Audit-Related Services are not performed by the Audit firm, the scope of the Audit Services would likely increase. The Services are typically well-defined and governed by accounting professional standards (AICPA, SEC, etc.)

• AICPA attest and agreed-upon procedures • Technology control assessments • Financial reporting control assessments • Enterprise security architecture assessment

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•  “One-time” pre-approval for the audit period for all pre-approved specific service subcategories. Approval of the independent auditors as auditors for a Fund shall constitute pre approval for these services.

• A summary of all such services and related fees reported at each regularly scheduled Audit Committee meeting.

• “One-time” pre-approval for the fund fiscal year within a specified dollar limit for all pre-approved specific service subcategories	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

•  Specific approval is needed to exceed the pre-approved dollar limit for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

•  Specific approval is needed to use the Fund’s auditors for Audit-Related Services not denoted as “pre-approved”, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
III. TAX SERVICES

Services which are not prohibited by the Rule,

if an officer of the Fund determines that using the Fund’s auditor to provide these services creates significant synergy in the form of efficiency, minimized disruption, or the ability to maintain a desired level of confidentiality.

• Tax planning and support • Tax controversy assistance • Tax compliance, tax returns, excise tax returns and support • Tax opinions

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•  “One-time” pre-approval for the fund fiscal year within a specified dollar limit

•  Specific approval is needed to exceed the pre-approved dollar limits for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

•  Specific approval is needed to use the Fund’s auditors for tax services not denoted as pre-approved, or to add a specific service subcategory as “pre-approved”

• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
IV. OTHER SERVICES A. SYNERGISTIC, UNIQUE QUALIFICATIONS	Services which are not prohibited by the Rule, if an officer of the Fund determines that using the Fund’s auditor to provide these services creates significant synergy in the form of efficiency, minimized disruption, the ability to maintain a desired level of confidentiality, or where the Fund’s auditors posses unique or superior qualifications to provide these services, resulting in superior value and results for the Fund.	• Business Risk Management support • Other control and regulatory compliance projects

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•  “One-time” pre-approval for the fund fiscal year within a specified dollar limit

•  Specific approval is needed to exceed the pre-approved dollar limits for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

•  Specific approval is needed to use the Fund’s auditors for “Synergistic” or “Unique Qualifications” Other Services not denoted as pre-approved to the left, or to add a specific service subcategory as “pre-approved”

• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
PROHIBITED SERVICES	Services which result in the auditors losing independence status under the Rule.

1. Bookkeeping or other services related to the accounting records or financial statements of the audit client*

2. Financial information systems design and implementation*

3. Appraisal or valuation services, fairness* opinions, or contribution-in-kind reports

4. Actuarial services (i.e., setting actuarial reserves versus actuarial audit work)*

5. Internal audit outsourcing services*

6. Management functions or human resources

7. Broker or dealer, investment advisor, or investment banking services

8. Legal services and expert services unrelated to the audit

9. Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•  These services are not to be performed with the exception of the(*) services that may be permitted if they would not be subject to audit procedures at the audit client (as defined in rule 2-01(f)(4)) level the firm providing the service.

• A summary of all services and related fees reported at each regularly scheduled Audit Committee meeting will serve as continual confirmation that has not provided any restricted services.

GENERAL AUDIT COMMITTEE APPROVAL POLICY:

•	For all projects, the officers of the Funds and the Fund’s auditors will each make an assessment to determine that any proposed projects will not impair independence.

•

Potential services will be classified into the four non-restricted service categories and the “Approval of Audit, Audit-Related, Tax and Other Services” Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

•	At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrants audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Fund’s audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form NCSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

N/A

(j) A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must provide the below disclosures. Also, any such identified foreign issuer that uses a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the registrant is required to provide the below disclosures for itself and its consolidated foreign operating entity or entities. A registrant must disclose:

(1) That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;

N/A

(2) The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;

N/A

(3) Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant; N/A

(4) The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant;

N/A

(5) Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 7

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Pioneer AMT-Free Municipal Fund
Semiannual Report  |  June 30, 2024

A: PBMFX	C: MNBCX	Y: PBYMX

visit us: www.amundi.com/us

Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/241

Schedule of Investments  |  6/30/24
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 101.6%
	Municipal Bonds — 95.2% of Net Assets(a)
	Alabama — 1.5%
4,000,000	County of Jefferson Sewer Revenue, 5.50%, 10/1/53	$ 4,337,920
3,000,000(b)	Energy Southeast A Cooperative District, Series B, 5.25%, 7/1/54	3,217,440
5,000,000	University of Alabama, Series A, 3.00%, 7/1/38	4,502,650
	Total Alabama	$12,058,010

	Arizona — 0.5%
6,040,000	Arizona Industrial Development Authority, 3.00%, 2/1/45	$ 4,563,824
	Total Arizona	$4,563,824

	Arkansas — 1.1%
9,850,000(c)(d)	Fayetteville School District No 1, Arkansas Construction Bonds, 4.00%, 2/1/50 (ST AID WITHHLDG Insured)	$ 9,428,617
	Total Arkansas	$9,428,617

	California — 7.0%
12,595,000(e)(f)	Anaheim Public Financing Authority, Public Improvements Project, Series C, 9/1/36 (AGM Insured)	$ 8,262,824
36,350,000(f)	California County Tobacco Securitization Agency, Capital Appreciation, Stanislaus County, Subordinated, Series D, 6/1/55	2,863,290
1,840,000	California Educational Facilities Authority, Stanford University, 5.25%, 4/1/40	2,299,503
1,460,000	California Educational Facilities Authority, Stanford University, Series V-1, 5.00%, 5/1/49	1,754,438
12,900,000	California Health Facilities Financing Authority, Cedars-Sinai Health System, Series A, 3.00%, 8/15/51	10,121,082
10,000,000	California Health Facilities Financing Authority, Commonspirit Health, Series A, 4.00%, 4/1/44	9,891,200
650,000	California School Finance Authority, New Designs Charter School Project, Series A, 5.00%, 6/1/54 (144A)	659,243
50,000,000(f)	Golden State Tobacco Securitization Corp., Series B-2, 6/1/66	5,517,000
3,000,000	Long Beach Bond Finance Authority, Series A, 5.50%, 11/15/37	3,386,070
1,700,000(c)	Pomona Unified School District, Series A, 6.55%, 8/1/29 (NATL Insured)	1,812,744
The accompanying notes are an integral part of these financial statements.
2Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/24

Principal Amount USD ($)		Value
	California — (continued)
7,000,000(c)	San Bernardino City Unified School District, San Bernadino County, California, Series F, 3.00%, 8/1/44 (AGM Insured)	$ 5,803,420
7,395,000(c)	San Diego Unified School District, San Diego County, California, Series M-2, 3.00%, 7/1/50	5,961,479
	Total California	$58,332,293

	Colorado — 2.1%
6,475,000	Board of Water Commissioners City & County of Denver, Series A, 3.00%, 9/15/40	$ 5,648,596
7,040,000	Colorado Health Facilities Authority, Advent Health Obligated Group, Series A, 3.00%, 11/15/51	5,359,763
3,000,000	Dominion Water & Sanitation District, 5.875%, 12/1/52	3,010,440
5,000,000	Metro Wastewater Reclamation District, Series A, 2.50%, 4/1/45	3,553,300
	Total Colorado	$17,572,099

	Connecticut — 0.6%
5,985,000(c)	State of Connecticut, Series B, 2.00%, 6/1/36	$ 4,674,764
	Total Connecticut	$4,674,764

	District of Columbia — 2.3%
1,000,000	District of Columbia, Union Market Project, Series A, 5.125%, 6/1/34 (144A)	$ 989,780
8,375,000	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, 6.75%, 5/15/40	8,652,547
84,000,000(f)	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, Series C, 6/15/55	9,179,520
	Total District of Columbia	$18,821,847

	Florida — 10.7%
6,145,000	County of Hillsborough, 3.00%, 8/1/41	$ 5,201,558
7,690,000	County of Hillsborough, 3.25%, 8/1/48	6,164,996
5,375,000	County of Hillsborough Utility Revenue, 3.00%, 8/1/36	5,145,971
4,500,000	County of Hillsborough Utility Revenue, 3.00%, 8/1/37	4,076,955
3,800,000	County of Hillsborough Utility Revenue, 3.00%, 8/1/39	3,354,906
5,490,000	County of Hillsborough Utility Revenue, 3.00%, 8/1/40	4,757,634
14,945,000	County of Hillsborough Utility Revenue, 3.00%, 8/1/41	12,717,597
3,500,000	County of Hillsborough Utility Revenue, Series A, 2.00%, 8/1/40	2,478,805
10,000,000	County of Miami-Dade Water & Sewer System Revenue, Series B, 3.00%, 10/1/49	7,328,700
The accompanying notes are an integral part of these financial statements.
Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/243

Schedule of Investments  |  6/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Florida — (continued)
8,255,000	Hillsborough County Industrial Development Authority, 3.50%, 8/1/55 (BAM-TCRS Insured)	$ 6,823,088
4,000,000	Hillsborough County Industrial Development Authority, Tampa General Hospital, 3.50%, 8/1/55	3,090,760
1,000,000	Sarasota County Public Hospital District, Sarasota Memorial Hospital Project, 4.00%, 7/1/48	952,590
7,485,000	South Broward Hospital District, Series A, 2.50%, 5/1/47	4,761,733
500,000	State of Florida, Department of Transportation Turnpike System Revenue, Series B, 3.00%, 7/1/49	392,905
5,000,000	State of Florida, Department of Transportation Turnpike System Revenue, Series B, 4.00%, 7/1/47	4,838,850
4,645,000(c)	State of Florida, Department Transportation Right of Way, Series A, 3.25%, 7/1/37	4,402,206
16,000,000	State of Florida Department of Transportation Turnpike System Revenue, Series C, 3.00%, 7/1/51	12,225,600
	Total Florida	$88,714,854

	Georgia — 2.1%
2,040,000(c)	County of Fulton, Library Bond, 3.25%, 7/1/37	$ 1,907,685
2,870,000(c)	County of Fulton, Library Bond, 3.50%, 7/1/39	2,718,493
5,000,000	County of Fulton Water & Sewerage Revenue, Series A, 2.25%, 1/1/42	3,597,650
4,000,000	Forsyth County Water & Sewerage Authority, 3.00%, 4/1/44	3,278,400
4,000,000	Gainesville & Hall County Hospital Authority, Series A, 4.00%, 2/15/51	3,678,520
2,000,000	Main Street Natural Gas, Inc., Series A, 4.00%, 5/15/39	1,932,820
	Total Georgia	$17,113,568

	Illinois — 0.4%
2,780,000	County of Du Page, The Morton Arboretum Project, 3.00%, 5/15/47	$ 2,093,507
1,385,000(e)	Metropolitan Pier & Exposition Authority, Mccormick Place Convention, 7.00%, 7/1/26	1,440,511
	Total Illinois	$3,534,018

	Indiana — 0.8%
7,235,000	Indiana Finance Authority, Indiana University Health Obligated Group, Series A, 4.00%, 12/1/40	$ 7,066,280
	Total Indiana	$7,066,280

The accompanying notes are an integral part of these financial statements.
4Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/24

Principal Amount USD ($)		Value
	Maine — 0.3%
1,250,000	Maine Health & Higher Educational Facilities Authority, Series C, 5.125%, 7/1/52 (AGM ST AID WITHHLDG Insured)	$ 1,293,650
1,000,000	Maine Health & Higher Educational Facilities Authority, Series C, 5.50%, 7/1/47 (AGM ST AID WITHHLDG Insured)	1,060,480
	Total Maine	$2,354,130

	Maryland — 0.6%
6,000,000	Washington Suburban Sanitary Commission, Consolidated Public Improvement, 3.00%, 6/1/47 (CNTY GTD Insured)	$ 4,691,940
	Total Maryland	$4,691,940

	Massachusetts — 13.6%
3,485,000(c)	Cape Cod Regional Technical High School District, School Project Loan Chapter 70 B, 4.00%, 11/15/37	$ 3,551,703
3,485,000(c)	Cape Cod Regional Technical High School District, School Project Loan Chapter 70 B, 4.00%, 11/15/38	3,543,339
1,055,000(c)	City of Beverly, 3.125%, 10/15/39	935,279
3,000,000(c)	City of Quincy, 2.00%, 6/1/46	1,976,850
3,765,000(c)	City of Somerville, 4.00%, 5/1/52	3,526,751
10,000,000(c)	Commonwealth of Massachusetts, Series C, 2.75%, 3/1/50	7,213,400
8,050,000(d)	Massachusetts Bay Transportation Authority Sales Tax Revenue, Series A, 5.25%, 7/1/52	8,885,670
4,600,000	Massachusetts Development Finance Agency, Boston University, Series FF, 4.00%, 10/1/46	4,548,894
1,000,000	Massachusetts Development Finance Agency, Boston University, Series FF, 5.00%, 10/1/48	1,083,390
5,825,000	Massachusetts Development Finance Agency, Broad Institute, 4.00%, 4/1/41	5,733,839
2,000,000	Massachusetts Development Finance Agency, Broad Institute, 5.00%, 4/1/37	2,101,800
13,270,000	Massachusetts Development Finance Agency, Harvard University, Series A, 5.00%, 7/15/40	15,989,288
2,500,000	Massachusetts Development Finance Agency, Lawrence General Hospital, Series A, 5.50%, 7/1/44	2,290,150
4,000,000	Massachusetts Development Finance Agency, Lowell General Hospital, Series G, 5.00%, 7/1/44	3,985,080
400,000	Massachusetts Development Finance Agency, Milford Regional Medical Center, Series F, 5.625%, 7/15/36	380,532
500,000	Massachusetts Development Finance Agency, Milford Regional Medical Center, Series F, 5.75%, 7/15/43	457,380
The accompanying notes are an integral part of these financial statements.
Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/245

Schedule of Investments  |  6/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Massachusetts — (continued)
5,000,000	Massachusetts Development Finance Agency, Partner’s Healthcare System, 4.00%, 7/1/41	$ 4,973,950
875,000	Massachusetts Development Finance Agency, Tufts University, Series Q, 4.00%, 8/15/38	875,840
1,000,000	Massachusetts Development Finance Agency, Wellforce, Series C, 3.00%, 10/1/45 (AGM Insured)	789,460
6,600,000	Massachusetts Development Finance Agency, WGBH Educational Foundation, Series A, 5.75%, 1/1/42 (AMBAC Insured)	8,283,726
4,080,000(f)	Massachusetts Development Finance Agency, WGBH Educational Foundation, Series B, 1/1/38 (AGC Insured)	2,360,321
835,000	Massachusetts Development Finance Agency, Woods Hole Oceanographic Institution, 5.00%, 6/1/38	884,390
500,000	Massachusetts Development Finance Agency, Woods Hole Oceanographic Institution, 5.00%, 6/1/48	515,600
4,450,000	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series K, 5.50%, 7/1/32	5,299,817
10,000,000(c)	Town of Brookline, 3.00%, 3/15/45	8,090,800
3,000,000(c)	Town of Milford, 2.00%, 12/1/40	2,157,720
2,200,000(c)	Town of Milford, 2.125%, 12/1/48	1,376,936
1,265,000(c)	Town of Plymouth, Municipal Purpose Loan, 3.50%, 5/1/35	1,237,372
3,500,000(c)	Town of Plymouth, Municipal Purpose Loan, 3.50%, 5/1/44	3,137,435
4,160,000(c)	Town of Stoughton, Municipal Purpose Loan, 3.00%, 10/15/37	3,791,632
3,000,000(c)	Town of Swampscott, 3.00%, 3/1/52	2,291,430
	Total Massachusetts	$112,269,774

	Minnesota — 0.6%
5,000,000	City of Rochester, Health Care Facilities, Mayo Clinic, 4.00%, 11/15/48	$ 4,896,250
	Total Minnesota	$4,896,250

	Missouri — 0.5%
4,000,000	Health & Educational Facilities Authority of the State of Missouri, Mercy Health, Series F, 4.00%, 11/15/45	$ 3,880,120
	Total Missouri	$3,880,120

The accompanying notes are an integral part of these financial statements.
6Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/24

Principal Amount USD ($)		Value
	Nebraska — 1.6%
3,870,000(c)	Lancaster County School District 001, Lincoln Public Schools, 2.00%, 1/15/43	$ 2,530,283
14,750,000	University of Nebraska Facilities Corp., Green Bond, Series B, 3.00%, 7/15/54	10,864,113
	Total Nebraska	$13,394,396

	Nevada — 0.4%
5,000,000(c)	State of Nevada, Series A, 2.00%, 5/1/41	$ 3,420,000
	Total Nevada	$3,420,000

	New Hampshire — 1.5%
4,000,000	New Hampshire Health and Education Facilities Authority Act, Catholic Medical Centre, 3.75%, 7/1/40	$ 3,473,840
5,000,000	New Hampshire Health and Education Facilities Authority Act, Dartmouth Health, Series A, 5.00%, 8/1/59 (BAM-TCRS Insured)	5,388,300
1,185,000	New Hampshire Municipal Bond Bank, Series A, 2.50%, 2/15/47 (ST INTERCEPT Insured)	796,415
3,815,000	New Hampshire Municipal Bond Bank, Series A, 2.50%, 2/15/51 (ST INTERCEPT Insured)	2,412,568
	Total New Hampshire	$12,071,123

	New Jersey — 1.9%
4,000,000	New Jersey Educational Facilities Authority, Series C, 2.00%, 3/1/38	$ 2,968,120
2,500,000	New Jersey Housing & Mortgage Finance Agency, Series K, 4.70%, 10/1/50	2,557,200
7,500,000	New Jersey Transportation Trust Fund Authority, Series BB, 5.00%, 6/15/46	8,036,925
2,100,000	New Jersey Turnpike Authority, Series B, 4.50%, 1/1/48	2,145,717
	Total New Jersey	$15,707,962

	New York — 11.0%
1,200,000	Albany Capital Resource Corp., KIPP Capital Region Public Charter Schools Project, 4.75%, 6/1/54	$ 1,202,304
5,295,000(c)	City of New York, Series C, 5.25%, 3/1/49	5,898,101
5,000,000	Metropolitan Transportation Authority, Climate Bond Certified, Series A, 4.00%, 11/15/48 (BAM Insured)	4,901,200
5,000,000	New York City Housing Development Corp., 3.05%, 5/1/50	3,602,050
500,000	New York City Housing Development Corp., 4.80%, 2/1/53 (HUD SECT 8 Insured)	505,435
The accompanying notes are an integral part of these financial statements.
Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/247

Schedule of Investments  |  6/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	New York — (continued)
5,000,000	New York City Housing Development Corp., Sustainability Bond, Series C, 2.75%, 2/1/51 (HUD SECT 8 FANNIE MAE Insured)	$ 3,480,900
3,000,000	New York City Housing Development Corp., Sustainability Development Bond, Series F-1, 4.90%, 11/1/57 (REMIC FHA INS 542 (c) Insured)	3,035,610
40,000,000(f)	New York Counties Tobacco Trust, Series F, 6/1/60	2,563,200
5,000,000	New York Liberty Development Corp., 4 World Trade Center Project, Series A, 3.00%, 11/15/51	3,775,450
11,400,000	New York State Dormitory Authority, Series A, 3.00%, 7/1/48	8,694,210
5,400,000	New York State Dormitory Authority, Series A, 4.00%, 3/15/47	5,321,106
3,700,000	New York State Dormitory Authority, Series A, 4.00%, 3/15/54	3,567,910
4,000,000	New York State Dormitory Authority, Series A, 5.25%, 3/15/52	4,422,600
5,000,000	New York State Dormitory Authority, Series E, 4.00%, 3/15/42	5,038,600
10,000,000	New York State Dormitory Authority, Columbia University, Series A-2, 5.00%, 10/1/46	11,905,200
5,000,000	New York State Dormitory Authority, Cornell University, Series A, 5.50%, 7/1/54	5,714,700
5,515,000	New York State Dormitory Authority, Insured-FIT Student Housing Corp., 5.25%, 7/1/24 (NATL Insured)	5,515,000
1,683,460	New York State Housing Finance Agency, Series A, 1.65%, 5/15/39 (FNMA Insured)	1,302,695
1,000,000	New York State Housing Finance Agency, Series A-1, 3.95%, 11/1/60 (SONYMA Insured)	859,820
4,900,000	New York State Urban Development Corp., 3.00%, 3/15/48	3,800,195
1,500,000	Port Authority of New York & New Jersey, Consolidated Ninety-Third Series, 6.125%, 6/1/94	1,502,550
4,000,000	Suffolk Regional Off-Track Betting Co., 6.00%, 12/1/53	4,170,360
	Total New York	$90,779,196

	North Carolina — 0.9%
1,000,000	City of Charlotte Airport Revenue, Charlotte Douglas International Airport Revenue, Series A, 4.00%, 7/1/52	$ 976,460
The accompanying notes are an integral part of these financial statements.
8Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/24

Principal Amount USD ($)		Value
	North Carolina — (continued)
3,250,000	City of Charlotte Water & Sewer System Revenue, 2.25%, 7/1/50	$ 1,968,233
5,920,000	County of Union, Enterprise System Revenue, 3.00%, 6/1/51	4,486,235
	Total North Carolina	$7,430,928

	Ohio — 4.1%
14,400,000	Buckeye Tobacco Settlement Financing Authority, Senior Class 2, Series B-2, 5.00%, 6/1/55	$ 13,222,656
2,500,000	Ohio State University, Series A, 4.00%, 12/1/48	2,427,750
1,250,000	Port of Greater Cincinnati Development Authority, Duke Energy Convention Center Project, Series B, 5.00%, 12/1/53	1,328,375
1,500,000	Port of Greater Cincinnati Development Authority, Duke Energy Convention Center Project, Series B, 5.00%, 12/1/63	1,570,395
16,780,000	State of Ohio, Series A, 4.00%, 1/15/50	15,568,987
	Total Ohio	$34,118,163

	Oregon — 2.3%
15,000,000	Medford Hospital Facilities Authority, Series A, 3.00%, 8/15/50 (AGM Insured)	$ 10,914,750
5,000,000	Oregon Health & Science University, Green Bond, Series A, 3.00%, 7/1/51	3,743,600
5,000,000	University of Oregon, Series A, 3.50%, 4/1/52 (BAM-TCRS Insured)	4,291,550
	Total Oregon	$18,949,900

	Pennsylvania — 5.1%
825,000	Chester County Industrial Development Authority, Collegium Charter School, Series A, 5.125%, 10/15/37	$ 789,154
175,000	Chester County Industrial Development Authority, Collegium Charter School, Series A, 5.25%, 10/15/47	164,376
3,725,000	Delaware County Industrial Development Authority, Chester Charter School Arts Project, Series A, 5.125%, 6/1/46 (144A)	3,553,017
10,000,000	Montgomery County Higher Education and Health Authority, Thomas Jefferson University, Series B, 4.00%, 5/1/56	9,014,500
3,000,000	Montgomery County Industrial Development Authority, The Haverford School Project, 4.00%, 3/1/49	2,741,490
4,750,000	Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University, Series A, 5.00%, 9/1/39	4,786,147
The accompanying notes are an integral part of these financial statements.
Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/249

Schedule of Investments  |  6/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Pennsylvania — (continued)
1,000,000	Pennsylvania Housing Finance Agency, Series 129, 3.35%, 10/1/45	$ 816,720
2,000,000	Pennsylvania Housing Finance Agency, Series 129, 3.40%, 10/1/49	1,636,260
8,415,000	Pennsylvania Turnpike Commission, Series A, 3.00%, 12/1/51	6,392,118
10,000,000	Pennsylvania Turnpike Commission, Series A, 4.00%, 12/1/51	9,504,700
3,000,000	Philadelphia Authority for Industrial Development, Thomas Jefferson University, Series A, 4.00%, 9/1/42	2,886,810
	Total Pennsylvania	$42,285,292

	Puerto Rico — 0.4%
4,888,995(b)	Commonwealth of Puerto Rico, 11/1/43	$ 2,994,509
744,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-1, 5.00%, 7/1/58	743,174
	Total Puerto Rico	$3,737,683

	Rhode Island — 1.2%
7,050,000(b)	Tender Option Bond Trust Receipts/Certificates, RIB, Series 2019, 3.91%, 9/1/47 (144A)	$ 6,435,451
20,000,000(f)	Tobacco Settlement Financing Corp., Asset-Backed, Series B, 6/1/52	3,703,400
	Total Rhode Island	$10,138,851

	Tennessee — 0.2%
1,400,000	Knox County Health Educational & Housing Facility Board, University of Tennessee Project, Series B-1, 5.125%, 7/1/54 (BAM Insured)	$ 1,476,692
300,000	Knox County Health Educational & Housing Facility Board, University of Tennessee Project, Series B-1, 5.25%, 7/1/64 (BAM Insured)	315,549
	Total Tennessee	$1,792,241

	Texas — 9.0%
915,000(d)	Arlington Higher Education Finance Corp., BASIS Texas Charter Schools, Inc., 4.75%, 6/15/49 (144A)	$ 905,676
150,000(d)	Arlington Higher Education Finance Corp., BASIS Texas Charter Schools, Inc., 4.875%, 6/15/59 (144A)	146,751
300,000	Arlington Higher Education Finance Corp., Great Hearts America, Series A, 5.00%, 8/15/49	300,180
300,000	Arlington Higher Education Finance Corp., Great Hearts America, Series A, 5.00%, 8/15/54	297,900
5,000,000	Central Texas Regional Mobility Authority, Series D, 3.00%, 1/1/46 (BAM-TCRS Insured)	4,031,100
The accompanying notes are an integral part of these financial statements.
10Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/24

Principal Amount USD ($)		Value
	Texas — (continued)
5,000,000	City of Houston Combined Utility System Revenue, Series C, 2.50%, 11/15/40	$ 3,773,450
2,250,000	Clifton Higher Education Finance Corp., Inspire Academies, 4.50%, 8/15/54 (PSF-GTD Insured)	2,264,648
10,000,000	Dallas Area Rapid Transit, Series B, 3.00%, 12/1/47	7,740,800
4,235,000(c)	Denton Independent School District, 5.00%, 8/15/53 (PSF-GTD Insured)	4,569,269
500,000(c)	Garland Independent School District, Series A, 5.00%, 2/15/37 (PSF-GTD Insured)	569,360
400,000(c)	Garland Independent School District, Series A, 5.00%, 2/15/38 (PSF-GTD Insured)	450,380
500,000(c)	Garland Independent School District, Series A, 5.00%, 2/15/39 (PSF-GTD Insured)	563,955
1,000,000(c)	Garland Independent School District, Series A, 5.00%, 2/15/40 (PSF-GTD Insured)	1,121,950
7,500,000(d)	Greater Texas Cultural Education Facilities Finance Corp., Texas Bipmedical Research Institute Project, Series A, 5.25%, 6/1/54	7,845,825
10,000,000	Harris County Cultural Education Facilities Finance Corp., Texas Children's Hospital, 3.00%, 10/1/51	7,492,100
825,000	Harris County Cultural Education Facilities Finance Corp., YMCA Greater Houston Area, Series A, 5.00%, 6/1/28	793,370
500,000	Harris County Cultural Education Facilities Finance Corp., YMCA Greater Houston Area, Series A, 5.00%, 6/1/33	450,610
6,880,000	Lower Colorado River Authority, LCRA Transmission Services Corp. Project, 5.00%, 5/15/49 (AGM Insured)	7,396,550
5,000,000(c)	Lubbock-Cooper Independent School District, 4.00%, 2/15/49 (PSF-GTD Insured)	4,803,200
1,500,000(c)	Midland Independent School District, 5.00%, 2/15/50 (PSF-GTD Insured)	1,551,750
3,500,000(c)	State of Texas, Series B, 2.125%, 8/1/38	2,630,880
1,970,000	Texas Department of Housing & Community Affairs, Series A, 2.45%, 7/1/46 (GNMA Insured)	1,394,208
1,295,000	Texas Department of Housing & Community Affairs, Series A, 3.50%, 7/1/34 (GNMA/FNMA Insured)	1,269,812
1,625,000	Texas Department of Housing & Community Affairs, Series A, 3.80%, 7/1/39 (GNMA/FNMA Insured)	1,513,785
1,500,000	Texas Water Development Board, 4.80%, 10/15/52	1,559,160
The accompanying notes are an integral part of these financial statements.
Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/2411

Schedule of Investments  |  6/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Texas — (continued)
5,000,000	Texas Water Development Board, State Revolving Fund, 3.00%, 8/1/40	$ 4,290,750
5,000,000	Texas Water Development Board, St. Water Implementation Fund, Series A, 4.00%, 4/15/48	4,816,200
	Total Texas	$74,543,619

	Utah — 1.2%
13,110,000	Utah State University, Series B, 3.00%, 12/1/49	$ 10,151,728
	Total Utah	$10,151,728

	Virginia — 7.0%
5,340,000(c)	City of Alexandria, Series A, 3.00%, 7/15/46 (ST AID WITHHLDG Insured)	$ 4,343,876
2,425,000(c)	City of Lynchburg, 2.375%, 8/1/39	1,848,189
2,505,000(c)	City of Lynchburg, 2.375%, 8/1/40	1,867,553
2,750,000	Hampton Roads Transportation Accountability Commission, Series A, 4.00%, 7/1/57	2,676,960
5,725,000	Loudoun County Economic Development Authority, Series A, 2.125%, 12/1/39	4,149,136
15,970,000	Loudoun County Economic Development Authority, Howard Hughes Medical Institute Issue, 4.00%, 10/1/52	15,959,460
1,590,000	Loudoun County Sanitation Authority, 2.00%, 1/1/41	1,105,288
1,275,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/1/46	1,079,186
18,490,000	Tobacco Settlement Financing Corp., Series B-1, 5.00%, 6/1/47	17,320,138
8,000,000	Virginia College Building Authority, Public Higher Education Financing Program, Series C, 3.00%, 9/1/51 (ST INTERCEPT Insured)	6,049,120
650,000	Virginia Housing Development Authority, Series E, 2.10%, 7/1/35	520,202
1,000,000	Virginia Housing Development Authority, Series E, 2.30%, 7/1/40	758,600
	Total Virginia	$57,677,708

	Washington — 2.7%
1,025,000	Central Puget Sound Regional Transit Authority, Green Bond, Series S-1, 5.00%, 11/1/46	$ 1,187,821
10,250,000	City of Seattle Municipal Light & Power Revenue, Series A, 4.00%, 1/1/48	9,538,958
The accompanying notes are an integral part of these financial statements.
12Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/24

Principal Amount USD ($)		Value
	Washington — (continued)
10,000,000	King County Housing Authority, Birch Creek Apartments Project, 5.50%, 5/1/38 (CNTY GTD Insured)	$ 10,196,300
1,000,000	Washington State Housing Finance Commission, Radford Court And Nordhem Court Portfolio, 5.50%, 7/1/59	1,067,920
	Total Washington	$21,990,999

	Total Municipal Bonds (Cost $823,935,829)	$788,162,177

	U.S. Government and Agency Obligations — 6.4% of Net Assets
21,000,000(f)	U.S. Treasury Bills, 7/5/24	$ 20,987,696
3,500,000(f)	U.S. Treasury Bills, 7/16/24	3,492,336
21,000,000(f)	U.S. Treasury Bills, 7/18/24	20,947,838
7,500,000(f)	U.S. Treasury Bills, 7/23/24	7,475,938
	Total U.S. Government and Agency Obligations (Cost $52,904,129)	$52,903,808

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 101.6% (Cost $876,839,958)	$841,065,985
	OTHER ASSETS AND LIABILITIES — (1.6)%	$(13,472,612)
	net assets — 100.0%	$827,593,373

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	Ambac Assurance Corporation.
BAM	Build America Mutual Assurance Company.
CNTY GTD	County Guaranteed.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
NATL	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed.
RIB	Residual Interest Bond is purchased in a secondary market. The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate at June 30, 2024.
SONYMA	State of New York Mortgage Agency.
The accompanying notes are an integral part of these financial statements.
Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/2413

Schedule of Investments  |  6/30/24
(unaudited) (continued)
ST AID WITHHLDG	State Aid Withholding.
ST INTERCEPT	State Aid Intercept.
TCRS	Transferable Custodial Receipts.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At June 30, 2024, the value of these securities amounted to $12,689,918, or 1.5% of net assets.
(a)	Consists of Revenue Bonds unless otherwise indicated.
(b)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at June 30, 2024.
(c)	Represents a General Obligation Bond.
(d)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(e)	Escrow to maturity.
(f)	Security issued with a zero coupon. Income is recognized through accretion of discount.
The concentration of investments as a percentage of total investments by type of obligation/market sector is as follows:
Revenue Bonds:
Health Revenue	19.9%
Education Revenue	16.8
Transportation Revenue	10.7
Development Revenue	10.6
Other Revenue	7.2
Water Revenue	7.1
Tobacco Revenue	6.1
General Revenue	1.2
Power Revenue	1.0
80.6%
General Obligation Bonds:	19.4%
100.0%
Purchases and sales of securities (excluding short-term investments) for the six months ended June 30, 2024, aggregated $260,719,534 and $310,429,364, respectively.
The accompanying notes are an integral part of these financial statements.
14Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/24

At June 30, 2024, the net unrealized depreciation on investments based on cost for federal tax purposes of $874,279,725 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$17,480,742
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(50,694,482)
Net unrealized depreciation	$(33,213,740)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$788,162,177	$—	$788,162,177
U.S. Government and Agency Obligations	—	52,903,808	—	52,903,808
Total Investments in Securities	$—	$841,065,985	$—	$841,065,985
During the period ended June 30, 2024, there were no transfers in or out of Level 3.
The accompanying notes are an integral part of these financial statements.
Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/2415

Statement of Assets and Liabilities  |  6/30/24
(unaudited)
ASSETS:
Investments in unaffiliated issuers, at value (cost $876,839,958)	$841,065,985
Cash	6,434,693
Receivables —
Investment securities sold	625,000
Fund shares sold	544,977
Interest	8,792,307
Due from the Adviser	12,844
Other assets	47,536
Total assets	$857,523,342
LIABILITIES:
Payables —
Investment securities purchased	$27,205,881
Fund shares repurchased	1,339,624
Distributions	1,097,107
Trustees’ fees	1,257
Management fees	52,135
Administrative expenses	20,581
Distribution fees	16,450
Accrued expenses	196,934
Total liabilities	$29,929,969
NET ASSETS:
Paid-in capital	$981,492,769
Distributable earnings (loss)	(153,899,396)
Net assets	$827,593,373
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class A (based on $431,973,239/33,291,344 shares)	$12.98
Class C (based on $11,992,977/932,162 shares)	$12.87
Class Y (based on $383,627,157/29,694,505 shares)	$12.92
MAXIMUM OFFERING PRICE PER SHARE:
Class A (based on $12.98 net asset value per share/100%-4.50% maximum sales charge)	$13.59
The accompanying notes are an integral part of these financial statements.
16Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/24

Statement of Operations (unaudited)
FOR THE SIX MONTHS ENDED 6/30/24
INVESTMENT INCOME:
Interest from unaffiliated issuers	$17,493,673
Total Investment Income		$17,493,673
EXPENSES:
Management fees	$1,949,948
Administrative expenses	131,313
Transfer agent fees
Class A	97,114
Class C	2,416
Class Y	188,429
Distribution fees
Class A	557,414
Class C	67,030
Shareholder communications expense	47,959
Custodian fees	3,445
Registration fees	39,431
Professional fees	50,081
Printing expense	4,187
Officers’ and Trustees’ fees	24,014
Miscellaneous	50,360
Total expenses		$3,213,141
Less fees waived and expenses reimbursed by the Adviser		(379,751)
Net expenses		$2,833,390
Net investment income		$14,660,283
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers		$(42,539,786)
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers		$20,633,867
Net realized and unrealized gain (loss) on investments		$(21,905,919)
Net decrease in net assets resulting from operations		$(7,245,636)
The accompanying notes are an integral part of these financial statements.
Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/2417

Statements of Changes in Net Assets
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
FROM OPERATIONS:
Net investment income (loss)	$14,660,283	$31,049,787
Net realized gain (loss) on investments	(42,539,786)	(52,716,148)
Change in net unrealized appreciation (depreciation) on investments	20,633,867	96,259,575
Net increase (decrease) in net assets resulting from operations	$(7,245,636)	$74,593,214
DISTRIBUTIONS TO SHAREHOLDERS:
Class A ($0.20 and $0.38 per share, respectively)	$(6,795,789)	$(14,174,645)
Class C ($0.15 and $0.28 per share, respectively)	(153,127)	(326,822)
Class Y ($0.22 and $0.42 per share, respectively)	(6,556,863)	(15,249,652)
Total distributions to shareholders	$(13,505,779)	$(29,751,119)
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares	$95,972,535	$382,107,020
Reinvestment of distributions	7,863,306	17,575,013
Cost of shares repurchased	(170,594,073)	(665,098,278)
Net decrease in net assets resulting from Fund share transactions	$(66,758,232)	$(265,416,245)
Net decrease in net assets	$(87,509,647)	$(220,574,150)
NET ASSETS:
Beginning of period	$915,103,020	$1,135,677,170
End of period	$827,593,373	$915,103,020
The accompanying notes are an integral part of these financial statements.
18Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/24

	Six Months Ended 6/30/24 Shares (unaudited)	Six Months Ended 6/30/24 Amount (unaudited)	Year Ended 12/31/23 Shares	Year Ended 12/31/23 Amount
Class A
Shares sold	1,158,418	$15,089,672	4,489,813	$57,502,138
Reinvestment of distributions	439,280	5,679,976	930,502	11,809,845
Less shares repurchased	(3,754,819)	(48,743,071)	(8,136,300)	(103,073,439)
Net decrease	(2,157,121)	$(27,973,423)	(2,715,985)	$(33,761,456)
Class C
Shares sold	42,426	$550,022	212,636	$2,726,273
Reinvestment of distributions	10,631	136,333	22,132	278,809
Less shares repurchased	(240,641)	(3,105,842)	(497,285)	(6,287,359)
Net decrease	(187,584)	$(2,419,487)	(262,517)	$(3,282,277)
Class Y
Shares sold	6,199,691	$80,332,841	25,505,003	$321,878,609
Reinvestment of distributions	158,927	2,046,997	434,257	5,486,359
Less shares repurchased	(9,162,540)	(118,745,160)	(43,784,143)	(555,737,480)
Net decrease	(2,803,922)	$(36,365,322)	(17,844,883)	$(228,372,512)
The accompanying notes are an integral part of these financial statements.
Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/2419

Financial Highlights
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Class A
Net asset value, beginning of period	$13.28	$12.67	$15.63	$15.70	$15.17	$14.23
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.21	$0.40	$0.34	$0.28	$0.33	$0.40
Net realized and unrealized gain (loss) on investments	(0.31)	0.59	(3.00)	(0.05)	0.68	0.95
Net increase (decrease) from investment operations	$(0.10)	$0.99	$(2.66)	$0.23	$1.01	$1.35
Distributions to shareholders:
Net investment income	$(0.20)	$(0.38)	$(0.30)	$(0.28)	$(0.34)	$(0.41)
Net realized gain	—	—	—	(0.02)	(0.14)	—
Total distributions	$(0.20)	$(0.38)	$(0.30)	$(0.30)	$(0.48)	$(0.41)
Net increase (decrease) in net asset value	$(0.30)	$0.61	$(2.96)	$(0.07)	$0.53	$0.94
Net asset value, end of period	$12.98	$13.28	$12.67	$15.63	$15.70	$15.17
Total return (b)	(0.76)%(c)	8.01%(d)	(17.05)%	1.45%	6.75%	9.57%
Ratio of net expenses to average net assets	0.79%(e)	0.79%	0.78%	0.79%	0.80%	0.81%
Ratio of net investment income (loss) to average net assets	3.32%(e)	3.14%	2.49%	1.80%	2.13%	2.70%
Portfolio turnover rate	32%(c)	16%	21%	3%	29%	10%
Net assets, end of period (in thousands)	$431,973	$470,765	$483,373	$688,823	$740,589	$634,233
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.83%(e)	0.85%	0.80%	0.79%	0.80%	0.81%
Net investment income (loss) to average net assets	3.28%(e)	3.08%	2.47%	1.80%	2.13%	2.70%
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	Not annualized.
(d)	For the year ended December 31, 2023, the Fund's total return includes a reimbursement by the Adviser. Without reimbursement, Class A's total return would have been 7.93%.
(e)	Annualized.
The accompanying notes are an integral part of these financial statements.
20Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/24

	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Class C
Net asset value, beginning of period	$13.17	$12.56	$15.49	$15.56	$15.04	$14.11
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.17	$0.30	$0.23	$0.16	$0.21	$0.29
Net realized and unrealized gain (loss) on investments	(0.32)	0.59	(2.96)	(0.05)	0.67	0.93
Net increase (decrease) from investment operations	$(0.15)	$0.89	$(2.73)	$0.11	$0.88	$1.22
Distributions to shareholders:
Net investment income	$(0.15)	$(0.28)	$(0.20)	$(0.16)	$(0.22)	$(0.29)
Net realized gain	—	—	—	(0.02)	(0.14)	—
Total distributions	$(0.15)	$(0.28)	$(0.20)	$(0.18)	$(0.36)	$(0.29)
Net increase (decrease) in net asset value	$(0.30)	$0.61	$(2.93)	$(0.07)	$0.52	$0.93
Net asset value, end of period	$12.87	$13.17	$12.56	$15.49	$15.56	$15.04
Total return (b)	(1.15)%(c)	7.23%(d)	(17.68)%	0.70%	5.92%	8.74%
Ratio of net expenses to average net assets	1.53%(e)	1.55%	1.55%	1.53%	1.55%	1.56%
Ratio of net investment income (loss) to average net assets	2.57%(e)	2.38%	1.68%	1.06%	1.36%	1.95%
Portfolio turnover rate	32%(c)	16%	21%	3%	29%	10%
Net assets, end of period (in thousands)	$11,993	$14,744	$17,357	$33,280	$40,763	$30,294
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.57%(e)	1.60%	1.57%	1.53%	1.55%	1.56%
Net investment income (loss) to average net assets	2.53%(e)	2.33%	1.66%	1.06%	1.36%	1.95%
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	Not annualized.
(d)	For the year ended December 31, 2023, the Fund's total return includes a reimbursement by the Adviser. Without reimbursement, Class C's total return would have been 7.14%.
(e)	Annualized.
The accompanying notes are an integral part of these financial statements.
Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/2421

Financial Highlights  (continued)
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Class Y
Net asset value, beginning of period	$13.22	$12.61	$15.57	$15.63	$15.13	$14.19
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.23	$0.44	$0.37	$0.32	$0.36	$0.44
Net realized and unrealized gain (loss) on investments	(0.31)	0.59	(2.99)	(0.04)	0.66	0.95
Net increase (decrease) from investment operations	$(0.08)	$1.03	$(2.62)	$0.28	$1.02	$1.39
Distributions to shareholders:
Net investment income	$(0.22)	$(0.42)	$(0.34)	$(0.32)	$(0.38)	$(0.45)
Net realized gain	—	—	—	(0.02)	(0.14)	—
Total distributions	$(0.22)	$(0.42)	$(0.34)	$(0.34)	$(0.52)	$(0.45)
Net increase (decrease) in net asset value	$(0.30)	$0.61	$(2.96)	$(0.06)	$0.50	$0.94
Net asset value, end of period	$12.92	$13.22	$12.61	$15.57	$15.63	$15.13
Total return (b)	(0.62)%(c)	8.36%(d)	(16.88)%	1.77%	6.82%	9.87%
Ratio of net expenses to average net assets	0.49%(e)	0.49%	0.49%	0.53%	0.55%	0.55%
Ratio of net investment income (loss) to average net assets	3.62%(e)	3.43%	2.78%	2.05%	2.36%	2.94%
Portfolio turnover rate	32%(c)	16%	21%	3%	29%	10%
Net assets, end of period (in thousands)	$383,627	$429,594	$634,946	$967,904	$842,214	$652,890
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.64%(e)	0.66%	0.65%	0.59%	0.62%	0.62%
Net investment income (loss) to average net assets	3.47%(e)	3.26%	2.62%	1.99%	2.29%	2.87%
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	Not annualized.
(d)	For the year ended December 31, 2023, the Fund's total return includes a reimbursement by the Adviser. Without reimbursement, Class Y's total return would have been 8.28%.
(e)	Annualized.
The accompanying notes are an integral part of these financial statements.
22Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/24

Notes to Financial Statements  |  6/30/24
(unaudited)
1. Organization and Signiﬁcant Accounting Policies
Pioneer AMT-Free Municipal Fund (the “Fund”) is one of two series comprising Pioneer Series Trust II (the “Trust”), a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a diversified, open-end management investment company. The investment objective of the Fund is to seek a high level of current income exempt from federal income tax as is consistent with the relative stability of capital.
The Fund offers four classes of shares designated as Class A, Class C, Class K and Class Y shares. Class K shares had not commenced operations as of June 30, 2024. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-speciﬁc fees and expenses, such as transfer agent and distribution fees. Differences in class-speciﬁc fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board of Trustees the ﬂexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class K or Class Y shares.
Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., serves as the Fund’s investment adviser (the “Adviser”). Amundi Distributor US, Inc., an afﬁliate of the Adviser, serves as the Fund’s distributor (the “Distributor”).
The Fund is required to comply with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Rule 18f-4 requires a fund to establish and maintain a
Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/2423

comprehensive derivatives risk management program, appoint a derivatives risk manager and comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”), unless the Fund uses derivatives in only a limited manner (a "limited derivatives user"). The Fund is currently a limited derivatives user for purposes of Rule 18f-4.
The Fund is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
The following is a summary of signiﬁcant accounting policies followed by the Fund in the preparation of its ﬁnancial statements:
A.	Security Valuation
The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Fixed income securities are valued by using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities, historical trading patterns in the market for fixed income securities and/or other factors. Non-U.S. debt securities that are listed on an exchange will be valued at the bid price obtained from an independent third party pricing service. When independent third party pricing services are unable to supply prices, or when prices or market quotations are considered to be unreliable, the value of that security may be determined using quotations from one or more broker-dealers.
Securities for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser is designated as the valuation designee for the Fund pursuant to
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Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.
Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Adviser may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Fund’s securities may differ significantly from exchange prices, and such differences could be material.
B.	Investment Income and Transactions
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.	Federal Income Taxes
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes is required. As of June 30, 2024, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions
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for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended December 31, 2023 was as follows:
2023
Distributions paid from:
Tax-exempt income	$29,163,529
Ordinary income	587,590
Total	$29,751,119
The following shows the components of distributable earnings (losses) on a federal income tax basis at December 31, 2023:
2023
Distributable earnings/(losses):
Undistributed tax-exempt income	$3,864,303
Capital loss carryforward	(83,164,677)
Net unrealized depreciation	(53,847,607)
Total	$(133,147,981)
The difference between book-basis and tax-basis unrealized depreciation is attributable to the tax treatment of premium and amortization, wash sales and tax adjustments on defaulted bonds.
D.	Fund Shares
The Fund records sales and repurchases of its shares as of trade date. The Distributor earned $2,079 in underwriting commissions on the sale of Class A shares during the six months ended June 30, 2024.
E.	Class Allocations
Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.
Distribution fees are calculated based on the average daily net asset value attributable to Class A and Class C shares of the Fund, respectively (see Note 5). Class Y shares do not pay distribution fees. All expenses and fees paid to the Fund's transfer agent for its services are
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allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).
The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareholders are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class C and Class Y shares can reflect different transfer agent and distribution expense rates.
F.	Risks
The value of securities held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates have increased and may rise further. These circumstances could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.
The long-term impact of the COVID-19 pandemic and its subsequent variants on economies, markets, industries and individual issuers, are not known. Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time. Following Russia’s invasion of Ukraine, Russian securities lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have
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resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China were to attempt unification of Taiwan by force, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.
At times, the Fund’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
The market prices of the Fund’s fixed income securities may fluctuate significantly when interest rates change. The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. For example, if interest rates increase by 1%, the value of a Fund’s portfolio with a portfolio duration of ten years would be expected to decrease by 10%, all other things being equal. In recent years interest rates and credit spreads in the U.S. have been at historic lows. The U.S. Federal Reserve has raised certain interest rates, and interest rates may continue to go up. A general rise in interest rates could adversely affect the price and liquidity of fixed income securities. The maturity of a security may be significantly longer than its effective duration. A security’s maturity and other features may be more relevant than its effective duration in determining the security’s sensitivity to other factors affecting the issuer or markets generally, such as changes in credit quality or in the yield premium that the market may establish for certain types of securities (sometimes called “credit spread”). In general, the longer its maturity the more a security may be susceptible to these factors. When the credit spread for a fixed income security goes up, or “widens”, the value of the security will generally go down.
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If an issuer or guarantor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will typically decline. Changes in actual or perceived creditworthiness may occur quickly. The Fund could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty.
Normally, the Fund invests at least 80% of its net assets in investment grade municipal bonds with a maturity of more than one year, the interest on which is exempt from regular federal income tax. The municipal bond market can be susceptible to unusual volatility, particularly for lower-rated and unrated securities. Liquidity can be reduced unpredictably in response to overall economic conditions or credit tightening. Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. Unfavorable conditions and developments relating to projects financed with municipal securities can result in lower revenues to issuers of municipal securities, potentially resulting in defaults. Issuers often depend on revenues from these projects to make principal and interest payments. The value of municipal securities can also be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors. Municipal securities may be more susceptible to down-grades or defaults during recessions or similar periods of economic stress. Financial difficulties of municipal issuers may continue or get worse, particularly in the event of economic or market turmoil or a recession. To the extent the Fund invests significantly in a single state (including California and Massachusetts), city, territory (including Puerto Rico), or region, or in securities the payments on which are dependent upon a single project or source of revenues, or that relate to a sector or industry, including health care facilities, education, transportation, special revenues and pollution control, the Fund will be more susceptible to associated risks and developments.
The Fund may invest up to 10% of its net assets in below-investment-grade (high-yield) debt securities. Some of these high-yield securities may be convertible into equity securities of the issuer. Debt securities rated below-investment-grade are commonly referred to as “junk bonds” and are considered speculative with respect to the issuer’s capacity to
Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/2429

pay interest and repay principal. These securities involve greater risk of loss, are subject to greater price volatility, and may be less liquid and more difficult to value, especially during periods of economic uncertainty or change, than higher rated debt securities.
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. While the Fund’s Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund such as the Fund’s custodian and accounting agent, and the Fund’s transfer agent. In addition, many beneficial owners of Fund shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Fund nor the Adviser exercises control. Each of these may in turn rely on service providers to them, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser or the Fund’s service providers or intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of Fund shareholders to effect share purchases, redemptions or exchanges or receive distributions, loss of or unauthorized access to private shareholder information and violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks.
2. Management Agreement
The Adviser manages the Fund’s portfolio. Management fees payable under the Fund’s Investment Management Agreement with the Adviser are calculated daily and paid monthly at the annual rate of 0.50% of the Fund’s average daily net assets up to $250 million, 0.45% of the next $500 million  of the Fund’s average daily net assets, 0.40% of the next $1.25 billion of the Fund’s average daily net assets, and 0.35% of the
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Fund’s average daily net assets over $2 billion. For the six months ended June 30, 2024, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.46% (annualized) of the Fund’s average daily net assets.
The Adviser has contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all fund expenses other than taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, such as litigation) to the extent required to reduce Fund expenses to 0.49% of the average daily net assets attributable to Class Y shares. This expense limitation is in effect through May 1, 2025. There can be no assurance that the Adviser will extend the expense limitation agreement for a class of shares beyond the date referred to above. Fees waived and expenses reimbursed during the six months ended June 30, 2024 are reflected on the Statement of Operations.
In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Reflected on the Statement of Assets and Liabilities is $52,135 in management fees payable to the Adviser at June 30, 2024.
3. Compensation of Officers and Trustees
The Fund pays an annual fee to its Trustees. The Adviser reimburses the Fund for fees paid to the Interested Trustees. Except for the chief compliance officer, the Fund does not pay any salary or other compensation to its officers. The Fund pays a portion of the chief compliance officer’s compensation for his services as the Fund’s chief compliance officer. Amundi US pays the remaining portion of the chief compliance officer's compensation. For the six months ended June 30, 2024, the Fund paid $24,014 in Officers’ and Trustees’ compensation, which is reflected on the Statement of Operations as Officers’ and Trustees’ fees. At June 30, 2024, on its Statement of Assets and Liabilities, the Fund had a payable for Trustees’ fees of $1,257 and a payable for administrative expenses of $20,581, which includes the payable for Officers’ compensation.
4. Transfer Agent
BNY Mellon Investment Servicing (US) Inc. serves as the transfer agent to the Fund at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Fund’s omnibus relationship contracts.
Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/2431

In addition, the Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. For the six months ended June 30, 2024, such out-of-pocket expenses by class of shares were as follows:
Shareholder Communications:
Class A	$22,414
Class C	474
Class Y	25,071
Total	$47,959
5. Distribution Plan
The Fund has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to its Class A and Class C shares. Pursuant to the Plan, the Fund pays the Distributor 0.25% of the Fund's average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays the Distributor 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Reflected on the Statement of Assets and Liabilities is $16,450 in distribution fees payable to the Distributor at June 30, 2024.
In addition, redemptions of Class A and Class C shares may be subject to a contingent deferred sales charge (“CDSC”). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Redemptions of Class C shares within 12 months of purchase are subject to a CDSC of 1.00% based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class Y shares. Proceeds from the CDSCs are paid to the Distributor. For the six months ended June 30, 2024, CDSCs in the amount of $1,610 were paid to the Distributor.
6. Line of Credit Facility
The Fund, along with certain other funds in the Pioneer Family of Funds, participates in a committed, unsecured revolving line of credit (“credit facility”). Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of the amount available under the credit facility or the limits set for borrowing by the Fund’s prospectus and
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the 1940 Act. Until January 31, 2024, the Fund participated in a credit facility in the amount of $380 million. Under such credit facility, depending on the type of loan, interest on borrowings was payable at the Secured Overnight Financing Rate (“SOFR”) plus a credit spread. The Fund also paid both an upfront fee and an annual commitment fee to participate in the credit facility. The upfront fee in the amount of 0.15% of the total credit facility and the commitment fee in the amount of 0.30% of the daily unused portion of each lender’s commitment were allocated among participating funds based on an allocation schedule set forth in the credit facility. Effective January 31, 2024, the Fund participates in a credit facility in the amount of $250 million, the upfront fee with respect to the credit facility is 0.05% of the total credit facility, and the commitment fee with respect to the credit facility is 0.20% of the daily unused portion of each lender’s commitment. For the six months ended June 30, 2024, the Fund had no borrowings under the credit facility.
7. Subsequent Events
The Fund’s Adviser is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate. Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital. The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction. If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval. There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/2433

Additional Information
On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Fund due to the independence considerations resulting from a change of the independent registered public accounting firm of a related party. The Prior Auditor’s reports on the financial statements of the Fund for the past two fiscal years, the years ended December 31, 2023 and December 31, 2022, did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles.
During the last two fiscal year-ends and the subsequent interim period through March 25, 2024, there were no (1) disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its reports on the Fund’s financial statements for such periods; or (2) “reportable events” related to the Fund,  as that term is defined in Item 304 (a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.
On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Fund for fiscal periods ending after March 25, 2024.
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How to Contact Amundi
We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.
Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms
1-800-225-6292
FactFoneSM for automated fund yields, prices,
account information and transactions
1-800-225-4321
Retirement plans information	1-800-622-0176
Write to us:

Amundi
P.O. Box 534427
Pittsburgh, PA 15253-4427
Our toll-free fax	1-800-225-4240
Our internet e-mail address	us.askamundi@amundi.com (for general questions about Amundi only)
Visit our web site: www.amundi.com/us
This report must be preceded or accompanied by a prospectus.
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://www.sec.gov.

Amundi Asset Management US, Inc.
60 State Street
Boston, MA 02109
www.amundi.com/us
Securities offered through Amundi Distributor US, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
© 2024 Amundi Asset Management US, Inc. 19451-18-0824

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Included in Item 1

ITEM 9. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

N/A

Item 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

Each Board Member also serves as a Board Member of other Funds in the Pioneer Family of Funds complex. Annual retainer fees and attendance fees are allocated to each Fund based on net assets. Trustees’ fees paid by the Fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.

Item 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESMENT ADVISORY CONTRACT. (Unaudited)

N/A

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the following information:

(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant’s portfolio (“Portfolio Manager”). Also state each Portfolio Manager’s business experience during the past 5 years.

Not applicable to open-end management investment companies.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable to open-end management investment companies.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company, provide the following dollar amounts of income and compensation related to the securities lending activities of the registrant during its most recent fiscal year:

N/A

(1) Gross income from securities lending activities;

N/A

(2) All fees and/or compensation for each of the following securities lending activities and related services: any share of revenue generated by the securities lending program paid to the securities lending agent(s) (revenue split); fees paid for cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split; administrative fees that are not included in the revenue split; fees for indemnification that are not included in the revenue split; rebates paid to borrowers; and any other fees relating to the securities lending program that are not included in the revenue split, including a description of those other fees;

N/A

(3) The aggregate fees/compensation disclosed pursuant to paragraph (2); and

N/A

(4) Net income from securities lending activities (i.e., the dollar amount in paragraph (1) minus the dollar amount in paragraph (3)).

If a fee for a service is included in the revenue split, state that the fee is included in the revenue split.

N/A

(b) If the registrant is a closed-end management investment company, describe the services provided to the registrant by the securities lending agent in the registrants most recent fiscal year.

N/A

Item 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

N/A

ITEM 19. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below:

Filed herewith.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(3) Not applicable.

(4) Registrant’s Independent Public Accountant, attached as Exhibit 99.ACCT.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Series Trust II

By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, Principal Executive Officer

Date September 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, Principal Executive Officer

Date September 5, 2024

By (Signature and Title)* /s/ Anthony J. Koenig, Jr.
Anthony J. Koenig, Jr., Principal Financial Officer

Date September 5, 2024

*	Print the name and title of each signing officer under his or her signature.